PARENT COMPANY INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure Of parent company information [Abstract]
Disclosure of information about parent company [Text Block]
NOTE 37 – PARENT COMPANY INFORMATION

Condensed Unconsolidated Statement of financial position

Following are the condensed separate statements of financial position of Grupo Aval Acciones y Valores S.A., at December 31, 2017, and 2016 and condensed separate statements of income and statement of cash flows for the fiscal year ended December 31, 2017, 2016 and 2015.

Condensed separate Statement of Financial Position

	December 31,
	2017		2016
Current Assets
Cash and cash equivalents	Ps.	35,478	Ps.	47,280
Held for trading securities		453		4,980
Accounts receivable from related parties		274,323		260,445
Other assets		513		17,759
Total current assets	Ps.	310,767	Ps.	330,464

Non current Assets
Investments in subsidiaries		18,589,623		17,529,893
Property plant and equipment		2,851		3,170
Total non current assets	Ps.	18,592,474	Ps.	17,533,063

Total assets	Ps.	18,903,241	Ps.	17,863,527

Current liabilities
Borrowings at amortized cost		290,101		370,349
Outstanding bonds at amortized cost		5,725		6,701
Accounts payable		440,318		430,279
Other non-financial liabilities		1,233		1,234
Total current liabilities	Ps.	737,377	Ps.	808,563

Long-term liabilities
Borrowings at amortized cost		253,503		365,605
Outstanding bonds		1,104,080		704,080
Deferred tax liabilities		33		-
Total non current liabilities	Ps.	1,357,616	Ps.	1,069,685

Total liabilities	Ps.	2,094,993	Ps.	1,878,248

Equity
Shareholders’ equity		16,808,248		15,985,279

Total liabilities and shareholders’ equity	Ps.	18,903,241	Ps.	17,863,527

Condensed separate Statement of Income	December 31, 2017		December 31, 2016		December 31, 2015

Operating revenue
Equity method income, net		2,005,155		2,330,814		2,331,965
Other revenue from ordinary activities		234,502		77,387		75,262
Total operating revenue	Ps.	2,239,657	Ps.	2,408,201	Ps.	2,407,227

Expenses, net
Administrative expenses		89,823		98,130		79,908
Other expenses		274		168		337
Gains (losses) from exchange differences		98		(1,085)		(29,760)
Operating income	Ps.	2,149,658	Ps.	2,308,818	Ps.	2,297,222

Financial expenses		133,171		125,585		68,512

Net income before taxes		2,016,487		2,183,233		2,228,710
Income tax expense		51,568		5,620		6,571
Net income	Ps.	1,964,919	Ps.	2,177,613	Ps.	2,222,139

Condensed separate Cash flow	December 31, 2017		December 31, 2016		December 31, 2015

Net income	Ps.	1,964,919	Ps.	2,177,613	Ps.	2,222,139
Adjustments to reconcile net income to net cash used by operating activities		(867,042)		(1,726,296)		(1,470,593)
Net cash provided by operating activities		1,097,877		451,317		751,546
Net cash provided (used in) by investing activities		(8,830)		(55,374)		192,801
Net cash (used in) provided by financing activities		(1,100,849)		(360,827)		(974,642)
Increase (decrease) in cash and cash equivalents		(11,802)		35,116		(30,295)
Cash and cash equivalents at beginning of year		47,280		12,164		42,459
Cash and cash equivalents at end of year	Ps.	35,478	Ps.	47,280	Ps.	12,164

Basis for presenting and summary of significant accounting policies

The attached separated financial statement of Grupo Aval have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and their interpretations from the International Financial Reporting Standards Committee (IFRIC), currently in force and on the basis of historic cost, except for financial assets at fair value through profit or losses.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

The separated financial statements of Grupo Aval have been prepared using the same IFRS basis and principles that Grupo Aval used to prepare it consolidated financial statements described in Note 2, except as provided below for its investments in subsidiaries.

Commitments and contingencies

In the normal course of business, certain subsidiaries of Grupo Aval are defendants in various tax and legal proceedings. Grupo Aval is not aware of any pending legal proceedings which could have a significant effect on its financial position or the results of its operations.

Investment in subsidiaries companies

Based on the IAS 27, when an entity prepares separate financial statements it shall account for investments in subsidiaries either: a) at cost or b) at fair value, in accordance with IAS 39 or c) using the equity method. Accordingly Grupo Aval accounts its investments in subsidiaries using the equity method.

The equity method is an accounting method according to which the investment is initially recorded at cost, and they are periodically adjusted due to changes in the interest of the parent company over the net assets of the subsidiaries. Grupo Aval records on the result of the period its participation in the profit or loss of the subsidiaries, and in OCI its participation in the “Other comprehensive income account” of the subsidiary. In applying equity method Grupo Aval uses the subsidiaries consolidated financial statements at the end of the period prepared under IFRS.

Gain and losses resulting from transactions between Grupo Aval and its subsidiaries are recognized in the Gupo Aval´s financial statement only to the extent of Grupo Aval interest in the subsidiaries, unless the transaction provides evidence of an impairment in the book value of transferred assets.

Additionally, in a business combination process, to acquire some subsidiaries any difference between the cost of investment and Grupo Aval’s share on the net fair value of the subsidiary identifiable acquired assets and assumed liabilities is accounted as follows:

Goodwill relating to the acquisition is included in the carrying amount of the investment. Bonds at Amortization of goodwill is not permitted.

Appropriate adjustment to Grupo Aval share of the subsidiary after acquisition are made to account for example for depreciation of assets acquired in the business combination process based on their fair value at the acquisition date and for the impairment losses in such assets.

Investment in Subsidiaries

Investment in subsidiaries as of December 31, 2017 and 2016 comprise the following:

	December 31, 2017			December 31, 2016
Subsidiary	Economic interest held by Grupo Aval	Book Value		Economic interest held by Grupo Aval	Book Value

Banco de Bogotá S.A.	68.74%	Ps.	11,000,669	68.74%	Ps.	10,331,548
Banco de Occidente S.A.	72.27%		3,174,228	72.27%		3,089,717
Banco Comercial AV Villas S.A.	79.87%		1,190,740	79.87%		1,139,881
Banco Popular S.A.	93.74%		2,710,218	93.74%		2,624,196
Corporación Financiera Colombiana S.A.	44.79%		504,962	44.49%		472,466
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	75.69%		401,341	75.69%		341,112
Grupo Aval Limited	100.00%		(315,227)	100.00%		(316,553)
Grupo Aval International Limited	100.00%		(77,308)	100.00%		(152,474)
		Ps.	18,589,623		Ps.	17,529,893

a)	Outstanding bonds

Bonds at December 31, 2017 and 2016 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2017		2016

June, 2017	Ps.	100,000	June, 2020	IPC + 2.69%	Ps.	100,000	Ps.	-
June, 2017		300,000	June, 2042	IPC + 3.99%		300,000		-
November, 2016		93,000	November, 2026	IPC + 3.86%		93,000		93,000
November, 2016		207,000	November, 2036	IPC + 4.15%		207,000		207,000
December, 2009		279,560	December, 2019	IPC + 4.84%		279,560		279,560
December, 2009		124,520	December, 2024	IPC + 5.20%		124,520		124,520
Total Bonds	Ps.	1,104,080			Ps.	1,104,080	Ps.	704,080

The scheduled maturities of bonds as of December 31, 2017 are as follows

Period	Amount
2019		279,560
2020 and thereafter		824,520
Total	Ps.	1,104,080